Income Taxes - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 03, 2018	Dec. 31, 2017	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 02, 2019	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Tax Disclosure [Line Items]
Effective income tax rate reconciliation, at Federal Statutory tax rate	21.00%	35.00%			21.00%			33.70%	35.00%	35.00%
Re-measurement of the Company's deferred tax balances	$ 32,100,000							$ 32,100,000
Valuation Allowance	0							0
Unrecognized tax Benefits	3,900,000							3,900,000	$ 3,400,000
Unrecognized tax Benefits								3,200,000
Income tax expenses recognized								700,000	300,000	$ 300,000
Unrecognized tax benefits, interest on income taxes accrued	$ 1,000,000							$ 1,000,000	$ 300,000
Effective income tax rate			4.80%	40.20%	(13.60%)	29.00%		(120.70%)	38.50%	32.80%
Additional tax benefit			$ 2,400,000
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Effective income tax rate							27.00%